Capital - Schedule of Capital Surplus (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Additional paid in capital	₩ 25,292	₩ 25,292
Other capital surplus	1,687	1,687
Total	₩ 26,979	₩ 26,979